CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Expense	¥ 379,948	¥ 996,417
Selling, General and Administrative Expenses [Member]
Share Based Compensation Expense	154,995	678,014	¥ 517
Research and Development Expense [Member]
Share Based Compensation Expense	¥ 224,953	¥ 318,403	¥ 0